Equity (Summary Of Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Class of Stock [Line Items]
Shares Outstanding	591,353
Par value, plus premium, if applicable	$ 59,784	$ 59,784	$ 59,784
Preferred stock par value	$ 100
Preferred stock authorized	2,000,000
4% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	47,611
Call Price	$ 118.00
Par value, plus premium, if applicable	$ 5,410	5,410	5,410
Dividend rate on preferred stock	4.00%
4.2% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	19,331
Call Price	$ 103.00
Par value, plus premium, if applicable	$ 1,933	1,933	1,933
Dividend rate on preferred stock	4.20%
4.6% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	2,481
Call Price	$ 103.00
Par value, plus premium, if applicable	$ 248	248	248
Dividend rate on preferred stock	4.60%
4.8% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	21,930
Call Price	$ 101.00
Par value, plus premium, if applicable	$ 2,193	2,193	2,193
Dividend rate on preferred stock	4.80%
5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	500,000
Call Price	$ 100.00
Par value, plus premium, if applicable	$ 50,000	50,000	50,000
Dividend rate on preferred stock	5.65%
Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Shares Outstanding	591,353
Par value, plus premium, if applicable	$ 59,784	59,784	59,784
Preferred stock par value	$ 100
Preferred stock authorized	2,000,000
Indianapolis Power And Light Company [Member] | 4% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	47,611
Call Price	$ 118.00
Par value, plus premium, if applicable	$ 5,410	5,410	5,410
Dividend rate on preferred stock	4.00%
Indianapolis Power And Light Company [Member] | 4.2% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	19,331
Call Price	$ 103.00
Par value, plus premium, if applicable	$ 1,933	1,933	1,933
Dividend rate on preferred stock	4.20%
Indianapolis Power And Light Company [Member] | 4.6% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	2,481
Call Price	$ 103.00
Par value, plus premium, if applicable	$ 248	248	248
Dividend rate on preferred stock	4.60%
Indianapolis Power And Light Company [Member] | 4.8% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	21,930
Call Price	$ 101.00
Par value, plus premium, if applicable	$ 2,193	2,193	2,193
Dividend rate on preferred stock	4.80%
Indianapolis Power And Light Company [Member] | 5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Shares Outstanding	500,000
Call Price	$ 100.00
Par value, plus premium, if applicable	$ 50,000	$ 50,000	$ 50,000
Dividend rate on preferred stock	5.65%